Money Market Fund Summary

Class: Daily Class

Summary Prospectus

June 1, 2014

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated June 1, 2014 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.28%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver	0.07%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.00%
1.	The Adviser has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$102
3 Years	$333
5 Years	$583
10 Years	$1,299

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Regulatory Risk. Although the SEC amended its rule relating to money market funds in 2010 to impose more stringent maturity limits, higher credit quality standards and greater liquidity requirements on money market funds, further changes to the regulation of money market funds may occur. Such changes could affect money market fund investments or operations in ways that could adversely affect investors' yields, net asset values or access to their investments.

Repurchase Agreement Risk. A Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Daily Class

Highest Quarter: 3rd Quarter 2007	+1.19%
Lowest Quarter: 3rd Quarter 2010	0.00%
Year-to-date total return as of 3/31/2014 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Daily Class	6/30/2010	0.01%	0.03%	1.45%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

You can buy Daily Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Daily Class shares. Please contact your shareholder servicing agent for more information.

Minimum Investments	To Buy or Sell Shares
Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
Wells Fargo Advantage Cash Investment Money Market Fund
Wells Fargo Advantage Heritage Money Market Fund
Wells Fargo Advantage Money Market Fund

  (each, a “Fund” and together, the “Funds”)

At a meeting held on February 18-19, 2015, the Board of Trustees of the Funds approved Wells Capital Management Incorporated’s delegation of certain portfolio management duties to Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A.

             Effective May 1, 2015, the following description of Wells Capital Management Singapore is added to the section entitled “Organization and Management of the Funds – The Sub-Adviser” in each Fund’s prospectuses:

“Wells Capital Management Singapore (Wells Capital Singapore), a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624 and serves as a sub-adviser to the Fund(s). In this capacity, Wells Capital Singapore is authorized to make day-to-day investment decisions for the Funds. Wells Capital Singapore provides portfolio management services for registered mutual funds.”

Further, the section entitled “Management – Investment Sub-Advisers”, in the Funds’ Statement of Additional Information is revised as follows:

The last sentence of the first paragraph in the section is replaced with the following:

“Funds Management and Wells Capital Management may, from time to time and in their sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management and Wells Capital Management Singapore, respectively.”

The sub-advisory fee schedule in the section is revised to add the following:

Fund	Sub-Adviser	Fee*
Cash Investment Money Market Fund	Wells Capital Management Singapore	First $1 Billion	0.0025%
		Next $2 Billion	0.0015%
		Next $3 Billion	0.0010%
		Over $6 Billion	0.0005%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

Fund	Sub-Adviser	Fee*
Heritage Money Market Fund	Wells Capital Management Singapore	First $1 Billion	0.0025%
		Next $2 Billion	0.0015%
		Next $3 Billion	0.0010%
		Over $6 Billion	0.0005%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

Fund	Sub-Adviser	Fee*
Money Market Fund	Wells Capital Management Singapore	First $1 Billion	0.0025%
		Next $2 Billion	0.0015%
		Next $3 Billion	0.0010%
		Over $6 Billion	0.0005%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

February 20, 2015                                                                                           MMR215/P1201SP

Money Market Fund Summary

Class/Ticker: Investor Class - WMMXX

Summary Prospectus

June 1, 2014

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated June 1, 2014 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.28%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.57%
Total Annual Fund Operating Expenses	0.85%
Fee Waiver	0.20%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.65%
1.	The Adviser has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$251
5 Years	$452
10 Years	$1,030

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Regulatory Risk. Although the SEC amended its rule relating to money market funds in 2010 to impose more stringent maturity limits, higher credit quality standards and greater liquidity requirements on money market funds, further changes to the regulation of money market funds may occur. Such changes could affect money market fund investments or operations in ways that could adversely affect investors' yields, net asset values or access to their investments.

Repurchase Agreement Risk. A Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Investor Class

Highest Quarter: 3rd Quarter 2007	+1.21%
Lowest Quarter: 1st Quarter 2013	0.00%
Year-to-date total return as of 3/31/2014 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class	4/8/2005	0.01%	0.04%	1.50%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $2,500
IRAs, IRA Rollovers, Roth IRAs: $1,000
UGMA/UTMA Accounts: $1,000
Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
 Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
Wells Fargo Advantage Cash Investment Money Market Fund
Wells Fargo Advantage Heritage Money Market Fund
Wells Fargo Advantage Money Market Fund

  (each, a “Fund” and together, the “Funds”)

At a meeting held on February 18-19, 2015, the Board of Trustees of the Funds approved Wells Capital Management Incorporated’s delegation of certain portfolio management duties to Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A.

             Effective May 1, 2015, the following description of Wells Capital Management Singapore is added to the section entitled “Organization and Management of the Funds – The Sub-Adviser” in each Fund’s prospectuses:

“Wells Capital Management Singapore (Wells Capital Singapore), a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624 and serves as a sub-adviser to the Fund(s). In this capacity, Wells Capital Singapore is authorized to make day-to-day investment decisions for the Funds. Wells Capital Singapore provides portfolio management services for registered mutual funds.”

Further, the section entitled “Management – Investment Sub-Advisers”, in the Funds’ Statement of Additional Information is revised as follows:

The last sentence of the first paragraph in the section is replaced with the following:

“Funds Management and Wells Capital Management may, from time to time and in their sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management and Wells Capital Management Singapore, respectively.”

The sub-advisory fee schedule in the section is revised to add the following:

Fund	Sub-Adviser	Fee*
Cash Investment Money Market Fund	Wells Capital Management Singapore	First $1 Billion	0.0025%
		Next $2 Billion	0.0015%
		Next $3 Billion	0.0010%
		Over $6 Billion	0.0005%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

Fund	Sub-Adviser	Fee*
Heritage Money Market Fund	Wells Capital Management Singapore	First $1 Billion	0.0025%
		Next $2 Billion	0.0015%
		Next $3 Billion	0.0010%
		Over $6 Billion	0.0005%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

Fund	Sub-Adviser	Fee*
Money Market Fund	Wells Capital Management Singapore	First $1 Billion	0.0025%
		Next $2 Billion	0.0015%
		Next $3 Billion	0.0010%
		Over $6 Billion	0.0005%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

February 20, 2015                                                                                           MMR215/P1201SP

Money Market Fund Summary

Class/Ticker: Class A - STGXX; Class B - N/A; Class C - N/A

Summary Prospectus

June 1, 2014

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated June 1, 2014 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees	0.28%	0.28%	0.28%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses	0.82%	1.57%	1.57%
Fee Waiver	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.70%	1.45%	1.45%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$72	$648	$248	$148	$148
3 Years	$250	$784	$484	$484	$484
5 Years	$443	$1,044	$844	$844	$844
10 Years	$1,002	$1,561	$1,857	$1,561	$1,857

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Regulatory Risk. Although the SEC amended its rule relating to money market funds in 2010 to impose more stringent maturity limits, higher credit quality standards and greater liquidity requirements on money market funds, further changes to the regulation of money market funds may occur. Such changes could affect money market fund investments or operations in ways that could adversely affect investors' yields, net asset values or access to their investments.

Repurchase Agreement Risk. A Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Class A

Highest Quarter: 3rd Quarter 2007	+1.00%
Lowest Quarter: 3rd Quarter 2010	0.00%
Year-to-date total return as of 3/31/2014 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	7/1/1992	0.01%	0.03%	1.45%
Class B	7/1/1992	0.01%	0.01%	1.09%
Class C	6/30/2010	0.01%	0.01%	1.09%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum
Class B shares are generally closed to new investments.
Class C shares are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Wells Fargo Advantage family of funds. Minimum Additional Investment
 Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
Wells Fargo Advantage Cash Investment Money Market Fund
Wells Fargo Advantage Heritage Money Market Fund
Wells Fargo Advantage Money Market Fund

  (each, a “Fund” and together, the “Funds”)

At a meeting held on February 18-19, 2015, the Board of Trustees of the Funds approved Wells Capital Management Incorporated’s delegation of certain portfolio management duties to Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A.

             Effective May 1, 2015, the following description of Wells Capital Management Singapore is added to the section entitled “Organization and Management of the Funds – The Sub-Adviser” in each Fund’s prospectuses:

“Wells Capital Management Singapore (Wells Capital Singapore), a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624 and serves as a sub-adviser to the Fund(s). In this capacity, Wells Capital Singapore is authorized to make day-to-day investment decisions for the Funds. Wells Capital Singapore provides portfolio management services for registered mutual funds.”

Further, the section entitled “Management – Investment Sub-Advisers”, in the Funds’ Statement of Additional Information is revised as follows:

The last sentence of the first paragraph in the section is replaced with the following:

“Funds Management and Wells Capital Management may, from time to time and in their sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management and Wells Capital Management Singapore, respectively.”

The sub-advisory fee schedule in the section is revised to add the following:

Fund	Sub-Adviser	Fee*
Cash Investment Money Market Fund	Wells Capital Management Singapore	First $1 Billion	0.0025%
		Next $2 Billion	0.0015%
		Next $3 Billion	0.0010%
		Over $6 Billion	0.0005%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

Fund	Sub-Adviser	Fee*
Heritage Money Market Fund	Wells Capital Management Singapore	First $1 Billion	0.0025%
		Next $2 Billion	0.0015%
		Next $3 Billion	0.0010%
		Over $6 Billion	0.0005%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

Fund	Sub-Adviser	Fee*
Money Market Fund	Wells Capital Management Singapore	First $1 Billion	0.0025%
		Next $2 Billion	0.0015%
		Next $3 Billion	0.0010%
		Over $6 Billion	0.0005%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

February 20, 2015                                                                                           MMR215/P1201SP

Money Market Fund Summary

Class/Ticker: Service Class - WMOXX

Summary Prospectus

June 1, 2014

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated June 1, 2014 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.28%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.72%
Fee Waiver	0.22%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.50%
1.	The Adviser has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$51
3 Years	$208
5 Years	$379
10 Years	$874

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Regulatory Risk. Although the SEC amended its rule relating to money market funds in 2010 to impose more stringent maturity limits, higher credit quality standards and greater liquidity requirements on money market funds, further changes to the regulation of money market funds may occur. Such changes could affect money market fund investments or operations in ways that could adversely affect investors' yields, net asset values or access to their investments.

Repurchase Agreement Risk. A Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class

Highest Quarter: 3rd Quarter 2007	+1.21%
Lowest Quarter: 3rd Quarter 2010	0.00%
Year-to-date total return as of 3/31/2014 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	6/30/2010	0.01%	0.04%	1.50%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
Wells Fargo Advantage Cash Investment Money Market Fund
Wells Fargo Advantage Heritage Money Market Fund
Wells Fargo Advantage Money Market Fund

  (each, a “Fund” and together, the “Funds”)

At a meeting held on February 18-19, 2015, the Board of Trustees of the Funds approved Wells Capital Management Incorporated’s delegation of certain portfolio management duties to Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A.

             Effective May 1, 2015, the following description of Wells Capital Management Singapore is added to the section entitled “Organization and Management of the Funds – The Sub-Adviser” in each Fund’s prospectuses:

“Wells Capital Management Singapore (Wells Capital Singapore), a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624 and serves as a sub-adviser to the Fund(s). In this capacity, Wells Capital Singapore is authorized to make day-to-day investment decisions for the Funds. Wells Capital Singapore provides portfolio management services for registered mutual funds.”

Further, the section entitled “Management – Investment Sub-Advisers”, in the Funds’ Statement of Additional Information is revised as follows:

The last sentence of the first paragraph in the section is replaced with the following:

“Funds Management and Wells Capital Management may, from time to time and in their sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management and Wells Capital Management Singapore, respectively.”

The sub-advisory fee schedule in the section is revised to add the following:

Fund	Sub-Adviser	Fee*
Cash Investment Money Market Fund	Wells Capital Management Singapore	First $1 Billion	0.0025%
		Next $2 Billion	0.0015%
		Next $3 Billion	0.0010%
		Over $6 Billion	0.0005%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

Fund	Sub-Adviser	Fee*
Heritage Money Market Fund	Wells Capital Management Singapore	First $1 Billion	0.0025%
		Next $2 Billion	0.0015%
		Next $3 Billion	0.0010%
		Over $6 Billion	0.0005%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

Fund	Sub-Adviser	Fee*
Money Market Fund	Wells Capital Management Singapore	First $1 Billion	0.0025%
		Next $2 Billion	0.0015%
		Next $3 Billion	0.0010%
		Over $6 Billion	0.0005%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

February 20, 2015                                                                                           MMR215/P1201SP